Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies
Schedule of Estimated Useful Lives

Useful Life
Equipment	3 years

Useful Life
Equipment	3 years